Taxation - Schedule of Deferred Tax Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Movement In Deferred Tax Assets [Line Items]
Beginning balance	$ 14,425	$ 11,033
Recognised in income	(1,896)	(1,902)	$ (7,211)
Deferred tax assets ending balance	13,791	14,425	11,033
Parent [Member]
Disclosure Of Movement In Deferred Tax Assets [Line Items]
Beginning balance	352	438
Recognised in income	23	(26)
Other movements	223	(60)
Deferred tax assets ending balance	$ 598	$ 352	$ 438